GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets and Goodwill) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011	Dec. 31, 2013 Member Relationships	Dec. 25, 2012 Member Relationships	Dec. 31, 2013 Management Contracts	Dec. 25, 2012 Management Contracts	Dec. 31, 2013 Other	Dec. 25, 2012 Other	Dec. 31, 2013 Trade names	Dec. 25, 2012 Trade names	Dec. 31, 2013 Liquor Licenses	Dec. 25, 2012 Liquor Licenses
Indefinite Lived and Finite-Lived Intangible Assets [Line Items]
Intangible assets with indefinite lives										$ 24,850	$ 24,850	$ 2,023	$ 3,886
Finite-Lived Intangible Asset, Useful Life				7 years		9 years		7 years
Intangible assets with finite lives				2,800	19,068	598	598	0	426
Accumulated Amortization	(3,037)	(16,870)		(2,547)	(16,084)	(490)	(421)	0	(365)
Intangible Assets, Net (Excluding Goodwill)	27,234	31,958
Total				253	2,984	108	177	0	61
Intangible Assets Gross	30,271	48,828
Goodwill	$ 258,459	$ 258,459	$ 264,959